Intangible Assets, Net (Details) - Schedule of intangible assets - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Total cost of intangible assets	¥ 64,520	¥ 52,620
Less: accumulated amortization	(34,355)	(24,200)
Impairment loss	(13,526)
Intangible asset	16,639	28,420
Brand name [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Total cost of intangible assets	27,267	16,567
Customer relationship [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Total cost of intangible assets	10,005	12,978
Software [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Total cost of intangible assets	12,978	8,805
Patent [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Total cost of intangible assets	13,708	13,708
Others [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Total cost of intangible assets	¥ 562	¥ 562